Provision for risks (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions for legal demands	R$ 354	R$ 329
Provision	297	285
Accrued amount of tax lawsuits	36	51
Accrued amount of other tax claim	421	380
Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	1,398	1,309
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	13,726	11,864
Contingent liabilities tax proceedings	341	419
Contingent liabilities estimate possible losses amount	165	142
INSS Social Security Contribution [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	699	616
IRRF With Holding Income Tax [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	261	235
COFINSPIS And IPI [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	5,921	4,625
ICMS [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	6,367	5,901
Municipal Service Tax [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	128	131
Other Litigations [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	350	356
Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	42	24
Tax Contingencies [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	3	3
Labor Contingencies [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	19	12
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	20	9
Labor And Social Security Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	804	668
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies accrued amount	32	46
Provision for contingencies remaining amount	96	43
Civil And Other 1 [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies accrued amount	116	83
Civil Lawsuits And Other Claims [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	239	200
Civil And Other 2 [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies remaining amount	R$ 1,494	R$ 1,352